Income Taxes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Federal net operating losses	$ 4,144,500	$ 2,662,993	$ 1,930,314
Federal net operating losses expire	2031	2031